UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Cash Flows provided by Operating Activities:
Net (loss)/income	$ (9,511)	$ 1,347
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization of deferred charges (Note 5)	3,444	4,042
Impairment loss (Note 5)	1,087	0
Compensation cost on restricted stock awards (Note 7(c))	1,459	819
Finance costs	0	901
Changes in fair value of warrants' liability	0	(6,335)
Loss on equity method investment (Note 4)	15	0
(Increase) / Decrease in:
Accounts receivable, trade, net	(795)	1,283
Due from a related party	0	(61)
Inventories	(19)	(26)
Prepaid expenses and other assets, net	(352)	(294)
Insurance claims	989	0
Increase / (Decrease) in:
Accounts payable, trade and other	258	183
Due to related parties	(75)	(87)
Accrued liabilities	146	(461)
Unearned revenue	60	(200)
Dry-dock costs	(5)	(556)
Net cash (used in)/provided by Operating Activities	(3,299)	555
Cash Flows used in Investing Activities:
Payments for vessel improvements and vessel acquisitions (Note 5)	0	(4,098)
Net cash used in Investing Activities	0	(4,098)
Cash Flows (used in)/provided by Financing Activities:
Proceeds from issuance of units and warrants	0	15,123
Proceeds from exercise of prefunded warrants	0	27
Proceeds from issuance of Series E Preferred Stock	0	35
Payments of equity issuance and financing cost	0	(1,498)
Net cash (used in)/provided by Financing Activities	(741)	12,692
Net (decrease)/increase in cash and cash equivalents	(4,040)	9,149
Cash and cash equivalents at beginning of the period	14,841	8,454
Cash and cash equivalents at end of the period	10,801	17,603
SUPPLEMENTAL CASH FLOW INFORMATION
Deemed dividend upon redemption of Series D Preferred Stock (Note 7(c))	(2)	(154)
Non-cash consideration for vessel acquisition through the issuance of Series D Preferred Stock	0	(10,000)
Alternative cashless exercise of private placement warrants	0	760
Series C Preferred Stock [Member]
Cash Flows (used in)/provided by Financing Activities:
Payments of dividends on Preferred Stock (Note 7(c))	(260)	(508)
SUPPLEMENTAL CASH FLOW INFORMATION
Preferred Stock dividends declared, not paid (Note 7(c))	(177)	(307)
Series D Preferred Stock [Member]
Cash Flows (used in)/provided by Financing Activities:
Payments of dividends on Preferred Stock (Note 7(c))	(481)	(487)
SUPPLEMENTAL CASH FLOW INFORMATION
Preferred Stock dividends declared, not paid (Note 7(c))	0	$ (240)
Deemed dividend upon redemption of Series D Preferred Stock (Note 7(c))	$ (2)